Share-Based Compensation (Details) - Schedule of Share Options Outstanding - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2023
2022 Options [Member]
Share-Based Compensation (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options, Outstanding Ending	4,000,000
Weighted average exercise price, Outstanding Ending	$ 0.2305
Weighted average remaining contractual life, Outstanding Ending	5 years 2 months 8 days
Aggregate Intrinsic Value, Outstanding Ending	$ 408
2023 MDRT Options [Member]
Share-Based Compensation (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options, Outstanding Ending		11,300,000
Weighted average exercise price, Outstanding Ending		$ 0.05
Weighted average remaining contractual life, Outstanding Ending		3 years 7 months 2 days
Aggregate Intrinsic Value, Outstanding Ending		$ 3,192
Number of options, Granted		13,680,000
Weighted average exercise price, Granted		$ 0.05
Weighted average remaining contractual life, Granted		4 years 5 months 26 days
Aggregate Intrinsic Value, Granted		$ 4,275
Number of options, Exercised
Weighted average exercise price, Exercised
Aggregate Intrinsic Value, Exercised
Number of options, Forfeited		(2,380,000)
Weighted average exercise price, Forfeited